OTHER INCOME, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
OTHER INCOME, NET [Abstract]
Income from equity investees	$ (13)	$ (12)	$ (11)
Insurance and other settlements	(5)	0	0
Interest income	(3)	(3)	(3)
Income from transition and related services	(1)	(3)	(6)
Amortization of trademarks and other intangible assets (Note 7)	8	9	9
Intangible asset impairment charges (Note 7)	3	0	0
Foreign exchange transaction losses, net (Note 1)	1	8	1
Low-income housing partnership gains and other, net	0	(3)	(2)
Total	(10)	(4)	(12)
Investment in low-income housing partnerships	$ 4	$ 6